Statements of Stockholders' Equity (USD $)	Common stock	Additional Paid In Capital	Deferred Compensation	Other Comprehensive Income (loss)	Accumulated Deficit	Total
Balance common shares, beginning balance at Jul. 12, 1999
NET LOSS			$ (10,413,874)	$ (10,413,874)
Stockholders' Equity, ending balance at Jun. 30, 2010	39,507	10,391,672			(10,413,874)	17,305
Balance common shares, beginning balance at Jun. 30, 2010	39,506,877					39,506,877
Common stock issued for cash, value	3,000	297,000				300,000
Common stock issued for cash, shares	3,000,000					3,000,000
Common stock issued for services, value	1,150	153,850				155,000
Common stock issued for services, shares	1,150,000					1,150,000
Warrants exercised, value	550	54,450				55,000
Warrants exercised, shares	550,000					550,000
NET LOSS					(540,166)	(540,166)
Stockholders' Equity, ending balance at Jun. 30, 2011	44,207	10,896,972			(10,954,040)	(12,861)
Balance common shares, ending balance at Jun. 30, 2011	44,206,877					44,206,877
Common stock issued for cash, value	456	45,157				45,613
Common stock issued for cash, shares	456,131					456,131
Common stock issued for services, value	5,000	795,000				800,000
Common stock issued for services, shares	5,000,000					5,000,000
NET LOSS					(817,981)	(817,981)
Stockholders' Equity, ending balance at Jun. 30, 2012	50,518	11,821,820			(11,772,021)	100,317
Balance common shares, ending balance at Jun. 30, 2012	50,518,470			50,518,470
Common stock for intangible asset purchase, value	5,000	70,000				75,000
Common stock for intangible asset purchase, shares	5,000,000				5,000,000
Beneficial conversion feature of convertible debt		76,646				76,646
Adjustment to stock issued for services		(70,323)				(70,323)
Value of options granted		32,545				32,545
Common stock issued for conversion of debt, value	9,605	57,995				67,600
Common stock issued for conversion of debt, shares	9,605,302				9,605,302
Common stock issued for settlement of note, value	1,653	31,409				33,062
Common stock issued for settlement of note, shares	1,653,120				1,653,120
Common stock issued for cash, value	1,625	30,875				32,500
Common stock issued for cash, shares	1,625,000					1,625,000
Common stock issued for services, value	7,000	103,750	(72,299)			38,451
Common stock issued for services, shares	7,000,000					7,000,000
NET LOSS				11,754	(575,802)	(564,048)
Stockholders' Equity, ending balance at Jun. 30, 2013	$ 75,401	$ 12,154,717	$ (72,299)	$ 11,754	$ (12,347,823)	$ (178,250)
Balance common shares, ending balance at Jun. 30, 2013	75,401,892					75,401,892